Fair Value Measurements - Transfers (Details) - Recurring Fair Value Measurements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3, net derivative assets (liabilities)	$ 0.1
Transfers out of Level 3 into Level 2, net derivative assets (liabilities)		$ 0.3
Available-for-sale | Fixed maturities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3	451.9	188.3	$ 348.8
Transfers out of Level 3 into Level 2	289.9	263.8	435.6
Available-for-sale | States and political subdivisions
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3		12.0	80.3
Transfers out of Level 3 into Level 2		10.2
Available-for-sale | Corporate debt securities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3	212.4	176.3	175.8
Transfers out of Level 3 into Level 2	77.2	35.2
Available-for-sale | Commercial mortgage-backed securities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 3 into Level 2		10.2
Available-for-sale | Collateralized debt obligations
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3			72.1
Transfers out of Level 3 into Level 2	148.5	180.4	410.6
Available-for-sale | Other debt obligations
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3	239.5		20.6
Transfers out of Level 3 into Level 2	$ 64.2	27.8	$ 25.0
Trading | Fixed maturities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3		$ 29.0